Shareholder Report, Holdings (Details)	May 31, 2026
C000127228 | Americas
Holdings [Line Items]
Percent of Total Investments	87.90%
C000127228 | EMEA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000127228 | Financials
Holdings [Line Items]
Percent of Total Investments	29.02%
C000127228 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.76%
C000127228 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.76%
C000127228 | Technology
Holdings [Line Items]
Percent of Total Investments	11.17%
C000127228 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	8.63%
C000127228 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.92%
C000127228 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.49%
C000127228 | Funds
Holdings [Line Items]
Percent of Total Investments	3.55%
C000127228 | Materials
Holdings [Line Items]
Percent of Total Investments	0.70%
C000115401 | Americas
Holdings [Line Items]
Percent of Total Investments	87.90%
C000115401 | EMEA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000115401 | Financials
Holdings [Line Items]
Percent of Total Investments	29.02%
C000115401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.76%
C000115401 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.76%
C000115401 | Technology
Holdings [Line Items]
Percent of Total Investments	11.17%
C000115401 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	8.63%
C000115401 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.92%
C000115401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.49%
C000115401 | Funds
Holdings [Line Items]
Percent of Total Investments	3.55%
C000115401 | Materials
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017638 | Americas
Holdings [Line Items]
Percent of Total Investments	87.90%
C000017638 | EMEA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000017638 | Financials
Holdings [Line Items]
Percent of Total Investments	29.02%
C000017638 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.76%
C000017638 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.76%
C000017638 | Technology
Holdings [Line Items]
Percent of Total Investments	11.17%
C000017638 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	8.63%
C000017638 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.92%
C000017638 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.49%
C000017638 | Funds
Holdings [Line Items]
Percent of Total Investments	3.55%
C000017638 | Materials
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017637 | Americas
Holdings [Line Items]
Percent of Total Investments	87.90%
C000017637 | EMEA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000017637 | Financials
Holdings [Line Items]
Percent of Total Investments	29.02%
C000017637 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.76%
C000017637 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.76%
C000017637 | Technology
Holdings [Line Items]
Percent of Total Investments	11.17%
C000017637 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	8.63%
C000017637 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.92%
C000017637 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.49%
C000017637 | Funds
Holdings [Line Items]
Percent of Total Investments	3.55%
C000017637 | Materials
Holdings [Line Items]
Percent of Total Investments	0.70%
C000127230 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | BBB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | BB
Holdings [Line Items]
Percent of Total Investments	25.56%
C000127230 | B
Holdings [Line Items]
Percent of Total Investments	36.76%
C000127230 | Below B
Holdings [Line Items]
Percent of Total Investments	12.38%
C000127230 | Not Rated
Holdings [Line Items]
Percent of Total Investments	25.30%
C000127230 | Financials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000127230 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	15.03%
C000127230 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.83%
C000127230 | Technology
Holdings [Line Items]
Percent of Total Investments	21.64%
C000127230 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	15.34%
C000127230 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.71%
C000127230 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	9.26%
C000127230 | Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000127230 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.85%
C000127230 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.47%
C000127230 | Others
Holdings [Line Items]
Percent of Total Investments	1.72%
C000120978 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | BBB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | BB
Holdings [Line Items]
Percent of Total Investments	25.56%
C000120978 | B
Holdings [Line Items]
Percent of Total Investments	36.76%
C000120978 | Below B
Holdings [Line Items]
Percent of Total Investments	12.38%
C000120978 | Not Rated
Holdings [Line Items]
Percent of Total Investments	25.30%
C000120978 | Financials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000120978 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	15.03%
C000120978 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.83%
C000120978 | Technology
Holdings [Line Items]
Percent of Total Investments	21.64%
C000120978 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	15.34%
C000120978 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.71%
C000120978 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	9.26%
C000120978 | Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000120978 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.85%
C000120978 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.47%
C000120978 | Others
Holdings [Line Items]
Percent of Total Investments	1.72%
C000120977 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | BBB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | BB
Holdings [Line Items]
Percent of Total Investments	25.56%
C000120977 | B
Holdings [Line Items]
Percent of Total Investments	36.76%
C000120977 | Below B
Holdings [Line Items]
Percent of Total Investments	12.38%
C000120977 | Not Rated
Holdings [Line Items]
Percent of Total Investments	25.30%
C000120977 | Financials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000120977 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	15.03%
C000120977 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.83%
C000120977 | Technology
Holdings [Line Items]
Percent of Total Investments	21.64%
C000120977 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	15.34%
C000120977 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.71%
C000120977 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	9.26%
C000120977 | Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000120977 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.85%
C000120977 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.47%
C000120977 | Others
Holdings [Line Items]
Percent of Total Investments	1.72%
C000127229 | Americas
Holdings [Line Items]
Percent of Total Investments	89.23%
C000127229 | EMEA
Holdings [Line Items]
Percent of Total Investments	10.77%
C000127229 | Financials
Holdings [Line Items]
Percent of Total Investments	20.94%
C000127229 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.38%
C000127229 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.62%
C000127229 | Technology
Holdings [Line Items]
Percent of Total Investments	12.04%
C000127229 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.64%
C000127229 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000127229 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	11.48%
C000127229 | Energy
Holdings [Line Items]
Percent of Total Investments	0.55%
C000127229 | Other
Holdings [Line Items]
Percent of Total Investments	5.32%
C000092485 | Americas
Holdings [Line Items]
Percent of Total Investments	89.23%
C000092485 | EMEA
Holdings [Line Items]
Percent of Total Investments	10.77%
C000092485 | Financials
Holdings [Line Items]
Percent of Total Investments	20.94%
C000092485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.38%
C000092485 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.62%
C000092485 | Technology
Holdings [Line Items]
Percent of Total Investments	12.04%
C000092485 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.64%
C000092485 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000092485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	11.48%
C000092485 | Energy
Holdings [Line Items]
Percent of Total Investments	0.55%
C000092485 | Other
Holdings [Line Items]
Percent of Total Investments	5.32%
C000092484 | Americas
Holdings [Line Items]
Percent of Total Investments	89.23%
C000092484 | EMEA
Holdings [Line Items]
Percent of Total Investments	10.77%
C000092484 | Financials
Holdings [Line Items]
Percent of Total Investments	20.94%
C000092484 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.38%
C000092484 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.62%
C000092484 | Technology
Holdings [Line Items]
Percent of Total Investments	12.04%
C000092484 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.64%
C000092484 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000092484 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	11.48%
C000092484 | Energy
Holdings [Line Items]
Percent of Total Investments	0.55%
C000092484 | Other
Holdings [Line Items]
Percent of Total Investments	5.32%